Significant Assumptions of Monte Carlo Simulation (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends
Risk-free interest rate	0.29%
Expected volatility	48.41%